Events Subsequent to the Date of the Report of Independent Registered Public Accounting Firm (Unaudited) - Additional Information (Detail) - USD ($)		6 Months Ended
	Jul. 01, 2022	Jun. 30, 2022
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per month		2.00%
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per calendar quarter		5.00%
Subsequent Event [Member]
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per month	2.00%
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per calendar quarter	5.00%
Subsequent Event [Member] | Distribution Reinvestment Plan
Upfront selling commissions or dealer manager fees charged	$ 0
Subsequent Event [Member] | Class A-I shares [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-II shares [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	0.92%
Subsequent Event [Member] | Class A-II shares [Member] | From January 1, 2023 through June 30, 2026 [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-III shares [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	0.85%
Subsequent Event [Member] | Class A-III shares [Member] | From January 1, 2023 through December 31, 2026 [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-I units [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-II units [Member] | Operating Partnership [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	0.92%
Subsequent Event [Member] | Class A-II units [Member] | From January 1, 2023 through June 30, 2026 [Member] | Operating Partnership [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-III units [Member] | Operating Partnership [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	0.85%
Subsequent Event [Member] | Class A-III units [Member] | From January 1, 2023 through December 31, 2026 [Member] | Operating Partnership [Member] | Adviser [Member]
Percentage of management fee payment of NAV per annum	1.00%